Organization and Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	Dec. 31, 2017	Apr. 02, 2016
Federal deposit insurance corporation insured limits (FDIC)	$ 250,000
Mimio from Mim Holdings [Member]
Membership interests acquisition percentage		100.00%